Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue
Net revenues	$ 31,976,268	$ 83,926,614	$ 272,145,821
UNITED STATES
Disaggregation of Revenue
Net revenues	17,373,071	25,598,517	30,023,116
PRC
Disaggregation of Revenue
Net revenues	11,656,321	48,480,865	232,300,929
Others
Disaggregation of Revenue
Net revenues	2,946,876	9,847,232	9,821,776
Advertising revenue
Disaggregation of Revenue
Net revenues	22,822,094	76,545,411	267,266,716
In-app purchase and other revenues
Disaggregation of Revenue
Net revenues	$ 9,154,174	$ 7,381,203	$ 4,879,105